[AETNA LETTERHEAD]                       151 Farmington Avenue
[AETNA LOGO]                             Hartford, CT 06156 - 1964

February 19, 1999


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549


RE: Variable Annuity Account B of Aetna Life Insurance and Annuity Company Prospectus Title: Aetna Variable Annuity
       File Nos.:  333-56297 and 811-02512



Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the Prospectus Supplement and Supplement to the Statement of Additional Information contained in Post-Effective Amendment No. 4 to the Registration Statement for the above referenced Registrant does not differ from that which was filed electronically on February 16, 1999 (accession number 0000950146-99-000248). In addition, the text of the Prospectus and Statement of Additional Information has not changed since such filing; therefore, in reliance upon paragraph (j) of Rule 497, the Prospectus and Statement of Additional Information are not included herewith.

If you have any questions regarding this submission, please contact the undersigned at (860) 273-4474.

Sincerely,

/s/ Anngharaad M. Reid

Anngharaad M. Reid
Prospectus Development Unit
Aetna Life Insurance and Annuity Company